Note 9 - Financial Instruments (Details Textual)	Jun. 30, 2020 USD ($)
Long-term Debt, Fair Value	$ 52,100,000
Difference Between Fair Value and Carrying Value	1,300,000
Long-term Debt, Total	$ 53,354,000
Interest Rate Swap [Member]
Derivative, Number of Instruments Held, Total	3
Derivative, Notional Amount	$ 20,000,000